ACQUISITIONS AND DISPOSITIONS (Details) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended			12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 Magic Valley and Wildcat Wind Farms USD ($)	Dec. 31, 2014 Magic Valley and Wildcat Wind Farms CAD	Dec. 31, 2014 Magic Valley and Wildcat Wind Farms CAD	Dec. 31, 2014 Magic Valley and Wildcat Wind Farms Forecast USD ($)	Dec. 31, 2014 Magic Valley and Wildcat Wind Farms Forecast CAD	Dec. 31, 2013 Magic Valley and Wildcat Wind Farms Forecast USD ($)	Dec. 31, 2013 Magic Valley and Wildcat Wind Farms Forecast CAD	Mar. 22, 2012 Silver State North Solar Project USD ($)	Mar. 22, 2012 Silver State North Solar Project CAD	Jun. 30, 2012 Silver State North Solar Project CAD	Dec. 31, 2012 Silver State North Solar Project CAD	Dec. 31, 2014 Massif du Sud Wind Project CAD	Dec. 31, 2012 Massif du Sud Wind Project	Oct. 31, 2014 Lac Alfred Wind Project CAD	Dec. 31, 2011 Lac Alfred Wind Project	Jul. 31, 2013 Saint Robert Bellarmin Wind Project CAD
ACQUISITIONS AND DISPOSITIONS
Ownership interest acquired (as a percent)						80.00%					100.00%	100.00%			30.00%	50.00%	17.50%	50.00%	50.00%
Cash consideration	394		340	$ 340	394						$ 190	195			102		121		106
Revenues	37,641	32,918	24,660		0		58	64	43	44			0	10
Earnings	1,608	494	936				7	8	(2)	(2)				1
Fair value of net assets acquired:
Accounts receivable and other											55	54
Property, plant and equipment						747						141			97		115		100
Intangible assets						12
Other long-term liabilities						(14)
Noncontrolling interests						(351)
Net assets acquired						394						195
Percentage of non-controlling interests remaining for determining fair value of non-controlling interest						20.00%
Purchase price:
Cash consideration	394		340	$ 340	394						$ 190	195			102		121		106
Additional information
Ownership Interest (as a percent)															80.00%		67.50%